Loans and borrowings - Movement of net financial debt (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net financial debt explanatory [Line Items]
Cash flow	$ (1,993,450)	$ 764,014	$ (1,634,141)
Exchange difference Recognized in profit or loss	346,774	40,639	372,223
Financial cost registered to projects	(3,929,791)	(3,334,469)	(3,512,161)
Financial income (expense) recognized in profit or loss	(2,481,587)	(1,670,494)	(2,010,375)
Effect of loss of control in subordinates	(43,991)
Cash and equivalents [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	7,075,758	6,311,744
Cash flow	(1,971,156)	505,466
Exchange difference Recognized in profit or loss	(22,294)	258,548
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	0	0
Foreign currency translation	0	0
Effect of loss of control in subordinates	0
Other movements not generating cash flow	0	0
Ending Balance	5,082,308	7,075,758	6,311,744
Other financial assets [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	4,979,292	8,147,815
Cash flow	(2,107,856)	(3,117,549)
Exchange difference Recognized in profit or loss	38,701	182,396
Exchange difference Recognized in other comprehensive income	0	0
Financial cost registered to projects	0	0
Financial income (expense) recognized in profit or loss	43,948	(18,551)
Foreign currency translation	42,529	(204,441)
Effect of loss of control in subordinates	0
Other movements not generating cash flow	75,045	(10,378)
Ending Balance	3,071,659	4,979,292	8,147,815
Loans and borrowings [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(38,239,139)	(38,062,645)
Cash flow	(6,105,296)	3,303,303
Exchange difference Recognized in profit or loss	747,744	(151,518)
Exchange difference Recognized in other comprehensive income	(722,458)	(53,911)
Financial cost registered to projects	(255,372)	(261,592)
Financial income (expense) recognized in profit or loss	(2,386,537)	(1,894,490)
Foreign currency translation	(175,885)	(14,627)
Effect of loss of control in subordinates	528,981
Other movements not generating cash flow	(123,792)	(1,103,659)
Ending Balance	(46,731,754)	(38,239,139)	(38,062,645)
Net financial debt [Member]
Disclosure of net financial debt explanatory [Line Items]
Begining Balance	(26,184,089)	(23,603,086)
Cash flow	(10,184,308)	691,220
Exchange difference Recognized in profit or loss	764,151	289,426
Exchange difference Recognized in other comprehensive income	(722,458)	(53,911)
Financial cost registered to projects	(255,372)	(261,592)
Financial income (expense) recognized in profit or loss	(2,342,589)	(1,913,041)
Foreign currency translation	(133,356)	(219,068)
Effect of loss of control in subordinates	528,981
Other movements not generating cash flow	(48,747)	(1,114,037)
Ending Balance	$ (38,577,787)	$ (26,184,089)	$ (23,603,086)